UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    310-843-1990

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            Los Angeles, CA  Feb. 14, 2006
    By:  Michael D. Weiner, Vice President  Los Angeles, CA  Feb. 14, 2006

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           5

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total (x$1000):  $2,899,091

List of Other Included Managers:

 No.  13F File      Name
      Number

 01   28-10406   Apollo Investment Fund IV, L.P.
 02   28-10795   Apollo Management V, L.P.
 03   28-10794   Apollo Investment Fund V, L.P.
 04   28-_____+  Apollo Real Estate Investment Fund III, L.P.
 05   28-_____+  Apollo Real Estate Management III, L.P.

+ 13F file number to be assigned by SEC


* Fair market value is based on the closing prices of the securities, as of December 31, 2005 reported for composite transactions in New York Stock Exchange- and American Stock Exchange-listed securities and trans-actions in the Nasdaq National Market, and closing quotations for Nasdaq Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

Allied Waste Industries Inc   Com Par $.01 New 019589308  574564  65739579 Sh       Defined 1,**    65739579  0    0
Apollo Invt Corp              Com              03761U106   17930   1000000 Sh       Defined **       1000000  0    0
Core Mark Holding Co Inc      Com              218681104   13940    436997 Sh       Defined 2,3       436997  0    0
Educate Inc                   Com              28138P100  266542  22588277 Sh       Defined 1       22582277  0    0
Grace W R & Co Del New        Com              38388F108    4700    500000 Sh       Defined **        500000  0    0
Hayes Lemmerz Intl Inc        Com New          420781304   11781   3346983 Sh       Defined 2,3      3346983  0    0
Nalco Holding Company         Com              62985Q101  350076  19767140 Sh       Defined 2,3     19767140  0    0
National Finl Partners Corp   Com              63607P208  203633   3875037 Sh       Defined 1        3875037  0    0
Newkirk Realty Tr Inc         Com              651497109  362065  23359046 Sh       Defined 4,5     23359046  0    0
Quality Distr Inc Fla         Com              74756M102   82816  10390979 Sh       Defined **      10390979  0    0
Sirius Satellite Radio Inc    Com              82966U103  615448  91857857 Sh       Defined 1       91857857  0    0
UAP Hldg Corp                 Com              903441103  345846  16936653 Sh       Defined 2,3     16936653  0    0
United Rentals Inc            Com              911363109   43143   1844500 Sh       Defined 1        1844500  0    0
Vail Resorts Inc              Com              91879Q109    6606    200000 Sh       Defined **       2000000  0    0
